Transactions with Related Parties and Parties-in-Interest (Details) - Bank First Retirement Plan - Common Stock - Bank First Corporation - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions with Related Parties and Parties-in-Interest
Purchase of stock, Number of shares	30,216	21,143
Purchase of stock, Value of shares on transaction dates	$ 3,427,875	$ 1,851,511
In-kind transfers of stock out of Plan, Number of shares	11,862	17,104
In-kind transfers of stock out of Plan, Value of shares on transaction dates	$ 1,272,293	$ 1,415,067
Sales of stock, Number of shares	56,107	54,998
Sales of stock, Value of shares on transaction dates	$ 6,643,602	$ 4,776,633
Number of shares held	183,622	221,214